Expenses - Summary of Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Employee benefits expenses:
Salaries and fees	$ 1,794,840	$ 1,424,237		$ 1,441,522
Cash bonuses	479,501	193,588		295,626
Superannuation	188,543	141,019		155,218
Share-based payments expense	3,897,638	732,688		685,409
Total employee benefits expense	6,360,522	2,491,532		2,577,775
Other expenses:
Insurance	4,419,433	335,786		269,060
Investor relations costs	285,071	254,212		293,313
Audit and accounting	647,549	221,410		98,553
Travel expenses	1,459	44,521		59,994
Payroll tax	18,766	134,845		62,237
Legal fees	83,605	372,431		16,025
Advisory fees	393,843	416,082
Consultancy costs	367,070
Other expenses	714,328	334,262		286,057
Total other expenses	6,931,124	2,113,549		1,085,239
Depreciation of:
Equipment and furniture	15,012	14,581		14,194
Leasehold improvements		344		9,413
Right-of-use assets	91,656	81,611	[1]
Total depreciation expense	106,668	96,536		23,607
Loss on disposal of non-current assets	1,434	1,243
Total administrative expenses	13,399,748	4,702,860		3,686,621
(b) Occupancy expenses
Short term and low value lease expenses		1,539		56,582
Lease incidental costs	18,445	21,733		21,533
Total occupancy expense	$ 18,445	$ 23,272		$ 78,115

[1]	The adoption of IFRS 16 :Leases which became applicable on July 1, 2019 was reflected in the 2020 year, no expenditure in relation to right-of-use-assets was recognized in the 2019 year.